CAPITAL MANAGEMENT AND FINANCIAL RISK - Financial assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets:
Cash and cash equivalents	$ 131,054	$ 50,915	$ 63,998
Trade and other receivables	1,913	4,143
Investments	302,897	170,645	147,692
Restricted cash and investments	11,231	11,105
Financial assets	170,280	74,272
Financial Liabilities:
Accounts payable and accrued liabilities	10,822	10,299
Debt obligations	417	576	$ 508
Financial liabilities	11,239	10,875
Elliot Lake reclamation trust fund
Financial Assets:
Restricted cash and investments	3,259	3,133
Convertible Debentures
Financial Assets:
Investments	15,565	0
Credit facility pledged assets
Financial Assets:
Restricted cash and investments	7,972	7,972
Warrants
Financial Assets:
Investments	127	87
Warrants | Equity instruments-warrants
Financial Assets:
Investments	127	87
Shares
Financial Assets:
Investments	10,390	8,022
Shares | Equity instruments-shares
Financial Assets:
Investments	$ 10,390	$ 8,022